Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (14,204)	$ (23,568)
Adjustments to reconcile net loss to net cash generated from/ (used in) operating activities
Provision/(Reversal) for bad debts	(155)	77
Impairment for inventory obsolescence	172
Disposal of obsolescent goods		(44)
Depreciation of property and equipment	448	1,074
Amortization of intangible assets	74	70
Gains on disposals of property and equipment	(31)	(48)
Interest expenses	346	89
Amortization of beneficial conversion feature	456
Share-based compensation	1,711	6,706
Fair value losses on other investments	6,731	3,551
Share of profit in equity method investments	(77)	(53)
Foreign currency exchange losses, net	2,426	419
Changes in operating assets and liabilities
Accounts receivable	2,160	(5,051)
Prepayments and other assets	1,148	(1,194)
Inventories	851	(479)
Accrued expenses, accounts payable and other liabilities	(4,754)	4,339
Amounts due to related parties	324	22
Amounts due from related party	481	1,027
Contract liabilities	(83)	212
Net cash used in operating activities	(1,976)	(12,851)
Cash flows from investing activities
Purchase of property and equipment	(245)	(357)
Purchase of intangible assets		(14)
Proceeds from disposal of property and equipment	66	140
Cash paid for equity method investment		(247)
Increase in short-term deposit		(2)
Net cash used in investing activities	(179)	(480)
Cash flows from financing activities
Proceeds from bank borrowings	6,641	4,534
Repayments of bank borrowings	(4,374)	(3,462)
Proceeds from convertible debenture	4,735
Proceeds from exercise of share options		772
Net cash generated from financing activities	7,002	1,844
(Decrease)/Increase in cash, cash equivalents and restricted cash	4,847	(11,487)
Cash, cash equivalents and restricted cash at beginning of period	7,868	30,226
Effect of exchange rates on cash, cash equivalents and restricted cash	(730)	(358)
Cash, cash equivalents and restricted cash at end of period	11,985	18,381
Supplemental disclosure of cash flow information
Interest paid	$ (132)	$ (89)